UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2020

Date of reporting period:	4/30/2019

Item 1. Schedule of Investments

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 100.7%
Certificates of Deposit 33.3%
Bank of America NA,
1 Month LIBOR + 0.130%	2.603%(c)	08/15/19	50,000	$ 50,002,818
1 Month LIBOR + 0.280%	2.753(c)	05/13/19	135,500	135,507,722
3 Month LIBOR + 0.500%	3.133(c)	04/06/20	67,000	66,999,320

Bank of America NA	2.600	01/09/20	86,000	86,039,500

Bank of America NA	2.820	07/01/19	77,000	77,050,889
Bank of Montreal,
3 Month LIBOR + 0.060%	2.668(c)	03/13/20	133,000	132,999,225
3 Month LIBOR + 0.180%	2.763(c)	01/31/20	38,000	38,042,161
3 Month LIBOR + 0.210%	2.789(c)	11/01/19	165,000	165,155,970
1 Month LIBOR + 0.330%	2.804(c)	08/06/19	140,000	140,080,030
Bank of Nova Scotia,
1 Month LIBOR + 0.310%	2.797(c)	06/19/19	114,000	114,057,026
3 Month LIBOR + 0.200%	2.833(c)	09/20/19	70,000	70,055,876
BNP Paribas SA,
3 Month LIBOR + 0.140%	2.747(c)	06/24/19	5,000	5,000,968
3 Month LIBOR + 0.060%	2.753(c)	11/14/19	155,000	154,999,622
1 Month LIBOR + 0.300%	2.773(c)	05/08/19	80,000	80,000,800
1 Month LIBOR + 0.290%	2.777(c)	05/20/19	25,000	25,004,471
1 Month LIBOR + 0.340%	2.833(c)	09/03/19	133,000	133,114,654
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.130%	2.718(c)	07/17/19	81,000	81,025,023
3 Month LIBOR + 0.220%	2.829(c)	12/27/19	54,000	54,066,153
1 Month LIBOR + 0.400%	2.881(c)	12/10/19	133,000	133,217,579
1 Month LIBOR + 0.400%	2.882(c)	12/12/19	51,700	51,785,338
3 Month LIBOR + 0.200%	2.936(c)	05/01/19	40,000	40,000,000
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.270%	2.744(c)	07/08/19	186,000	186,067,146
1 Month LIBOR + 0.290%	2.776(c)	07/01/19	100,000	100,036,600
Credit Agricole Corporate & Investment Bank,
3 Month LIBOR + 0.090%	2.679(c)	07/08/19	149,000	149,031,871
3 Month LIBOR + 0.080%	2.713(c)	12/20/19	131,000	130,999,217
3 Month LIBOR + 0.080%	2.731(c)	02/25/20	161,000	160,999,264
1 Month LIBOR + 0.320%	2.807(c)	05/20/19	40,000	40,008,155
3 Month LIBOR + 0.470%	3.054(c)	04/10/20	21,100	21,154,058
Credit Industriel et Commercial,
1 Month LIBOR + 0.140%	2.613(c)	08/14/19	30,000	30,004,489
1 Month LIBOR + 0.310%	2.789(c)	06/04/19	160,000	160,051,037
Credit Suisse AG,
3 Month LIBOR + 0.120%	2.759(c)	02/28/20	169,000	168,999,223
3 Month LIBOR + 0.170%	2.762(c)	10/01/19	152,000	152,068,248

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Credit Suisse AG, (cont’d.)
3 Month LIBOR + 0.170%	2.772%(c)	09/24/19	43,000	$43,018,383

Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.220%	2.812(c)	10/09/19	125,000	125,070,102
Mizuho Bank Ltd.	2.460	05/02/19	70,000	69,999,951

Mizuho Bank Ltd.	2.620	07/01/19	88,400	88,415,956

Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	2.683(c)	07/30/19	100,000	100,036,438
MUFG Bank Ltd.,
1 Month LIBOR + 0.300%	2.781(c)	05/10/19	49,400	49,402,569
1 Month LIBOR + 0.300%	2.787(c)	05/21/19	39,000	39,007,876
Natixis SA,
3 Month LIBOR + 0.080%	2.687(c)	03/06/20	137,000	136,999,259
3 Month LIBOR + 0.080%	2.690(c)	06/26/19	23,000	23,002,554
3 Month LIBOR + 0.120%	2.717(c)	06/12/19	152,300	152,320,789
3 Month LIBOR + 0.170%	2.767(c)	03/27/20	66,250	66,249,595
3 Month LIBOR + 0.180%	2.775(c)	06/10/19	110,000	110,022,951
3 Month LIBOR + 0.230%	2.814(c)	01/10/20	37,000	37,037,744

Nordea Bank AB	2.620	09/10/19	196,000	196,056,526
Royal Bank of Canada,
3 Month LIBOR + 0.130%	2.733(c)	07/12/19	145,000	145,039,262
3 Month LIBOR + 0.150%	2.794(c)	05/20/19	55,000	55,004,568

Skandinaviska Enskilda Banken AB, 3 Month LIBOR + 0.060%	2.649(c)	07/08/19	190,000	190,019,522
Sumitomo Mitsui Banking Ltd.	2.450	05/02/19	50,000	50,000,025

Sumitomo Mitsui Banking Ltd.	2.600	07/03/19	200,000	200,029,300
Svenska Handelsbanken AB,
3 Month LIBOR + 0.100%	2.692(c)	01/22/20	100,000	100,050,249
1 Month LIBOR + 0.300%	2.773(c)	08/06/19	50,000	50,029,882
1 Month LIBOR + 0.370%	2.844(c)	12/06/19	29,000	29,040,804

Svenska Handelsbanken AB	2.550	05/28/19	225,000	225,017,640

Swedbank AB, 1 Month LIBOR + 0.290%	2.767(c)	07/25/19	145,000	145,059,859

Swedbank AB	2.600	05/13/19	45,000	45,001,615
US Bank NA,
1 Month LIBOR + 0.240%	2.723(c)	06/26/19	129,000	129,027,445

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
US Bank NA, (cont’d.)
1 Month LIBOR + 0.350%	2.837%(c)	09/19/19	65,000	$65,067,147

US Bank NA	2.910	07/23/19	40,000	40,040,932

US Bank NA	2.990	08/05/19	100,000	100,103,600

Wells Fargo Bank NA, 3 Month LIBOR + 0.160%	2.757(c)	08/13/19	118,000	118,075,376
Westpac Banking Corp., 3 Month LIBOR + 0.040%	2.737(c)	02/11/20	58,000	57,999,864
Total Certificates of Deposit (cost $6,112,847,504)				6,114,872,236
Commercial Paper 33.6%
ABN AMRO Funding USA LLC,
144A	2.670(n)	11/27/19	61,000	60,051,480
144A	2.680(n)	12/12/19	120,000	117,996,132

Australia & New Zealand Banking Group Ltd., 144A, 3 Month LIBOR + 0.150%	2.734(c)	10/10/19	210,000	210,136,996
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.080%	2.818(c)	08/08/19	165,000	165,034,754
Boeing Co. (The), 144A	2.630(n)	06/11/19	99,000	98,708,019
Canadian Imperial Bank of Commerce,
144A	2.520(n)	08/23/19	24,300	24,105,160
144A, 1 Month LIBOR + 0.300%	2.801(c)	07/29/19	60,000	60,037,580
CDP Financial, Inc.,
144A	2.490(n)	05/15/19	105,000	104,892,816
144A	2.600(n)	08/15/19	97,000	96,272,607
144A	2.630(n)	09/05/19	59,200	58,664,305
144A	2.640(n)	09/16/19	40,000	39,605,704
Citigroup Global Markets, Inc.,
144A	2.570(n)	07/12/19	45,000	44,771,054
144A	2.590(n)	08/08/19	45,000	44,684,627
144A	2.610(n)	08/13/19	27,000	26,801,156
144A	2.640(n)	10/09/19	34,750	34,345,927
144A	2.650(n)	11/13/19	43,912	43,287,949
144A	2.680(n)	12/09/19	45,000	44,272,742
Commonwealth Bank of Australia,
144A, 3 Month LIBOR + 0.050%	2.639(c)	04/02/20	74,000	74,008,214
144A, 3 Month LIBOR + 0.100%	2.688(c)	01/17/20	135,500	135,566,171
144A, 3 Month LIBOR + 0.180%	2.843(c)	11/22/19	110,000	110,091,437

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
CPPIB Capital, Inc.,
144A	2.640%(n)	09/03/19	49,000	$ 48,563,704
144A	2.730(n)	03/02/20	20,000	19,548,880

DNB Bank ASA, 144A, 3 Month LIBOR + 0.050%	2.815(c)	01/23/20	25,000	25,005,336
Exxon Mobil Corp.	2.500(n)	06/24/19	163,000	162,394,357
Federation Des Caisses Desjardins,
144A, 1 Month LIBOR + 0.300%	2.590(c)	06/20/19	90,000	90,024,480
144A, 1 Month LIBOR + 0.370%	2.842(c)	12/09/19	60,000	60,085,057
144A	2.860(n)	02/25/20	45,000	44,040,938
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.070%	2.696(c)	02/28/20	50,000	50,007,900
144A, 1 Month LIBOR + 0.270%	2.757(c)	05/22/19	149,000	149,028,720
144A, 3 Month LIBOR + 0.200%	2.801(c)	09/25/19	31,000	31,023,179
144A, 3 Month LIBOR + 0.070%	2.808(c)	02/07/20	7,000	7,001,048
144A, 3 Month LIBOR + 0.190%	2.928(c)	08/08/19	105,000	105,052,707

HSBC USA, Inc., 144A, 3 Month LIBOR + 0.170%	2.754(c)	10/10/19	80,000	79,999,344
ING US Funding LLC,
1 Month LIBOR + 0.290%	2.764(c)	07/08/19	109,000	109,051,051
1 Month LIBOR + 0.300%	2.783(c)	07/26/19	151,000	151,091,267
1 Month LIBOR + 0.310%	2.788(c)	05/28/19	135,000	135,035,645

ING US Funding LLC	2.620(n)	11/04/19	15,000	14,794,532
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.200%	2.709(c)	07/29/19	17,000	17,008,648
144A, 3 Month LIBOR + 0.170%	2.762(c)	10/09/19	68,000	68,044,066
1 Month LIBOR + 0.300%	2.782(c)	06/12/19	95,000	95,034,523
144A, 3 Month LIBOR + 0.240%	2.829(c)	01/08/20	42,000	42,034,216
144A, 3 Month LIBOR + 0.230%	2.964(c)	11/06/19	57,000	57,057,640
KfW Bank,
144A	2.560(n)	09/16/19	68,000	67,327,861
144A	2.580(n)	10/07/19	91,000	89,963,410

National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.220%	2.721(c)	08/01/19	70,000	70,030,162
Natixis SA	2.490(n)	07/01/19	22,000	21,907,021
Nederlandse Waterschapsbank NV, 144A	2.560(n)	07/01/19	193,000	192,160,045
Omers Finance Trust,
144A	2.570(n)	05/21/19	36,913	36,860,159
144A	2.570(n)	06/05/19	45,000	44,888,940
144A	2.580(n)	06/07/19	90,747	90,510,305
144A	2.580(n)	06/10/19	58,000	57,836,515

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Omers Finance Trust, (cont’d.)
144A	2.580%(n)	06/12/19	65,000	$ 64,807,691
144A	2.580(n)	06/13/19	25,000	24,924,253
144A	2.590(n)	07/23/19	78,093	77,628,714
Ontario Teachers’ Finance Trust,
144A	2.650(n)	10/30/19	50,000	49,351,620
144A	2.650(n)	11/08/19	11,000	10,850,106
144A	2.660(n)	11/18/19	25,000	24,640,890
144A	2.660(n)	12/04/19	43,916	43,233,343
144A	2.660(n)	12/09/19	25,000	24,602,163
144A	2.660(n)	12/13/19	59,000	58,043,516

Philip Morris International, Inc., 144A	2.500(n)	05/03/19	20,000	19,995,916
PSP Capital, Inc.,
144A	2.520(n)	05/14/19	100,000	99,905,620
144A	2.520(n)	05/28/19	30,000	29,943,090
144A	2.550(n)	07/10/19	50,000	49,754,755
144A	2.560(n)	07/22/19	20,000	19,884,952
144A	2.590(n)	09/13/19	55,000	54,469,959
144A	2.590(n)	09/16/19	76,000	75,250,838
144A	2.700(n)	03/02/20	50,000	48,872,200
Royal Bank of Canada,
144A, 1 Month LIBOR + 0.320%	2.627(c)	08/15/19	170,000	170,123,690
144A, 1 Month LIBOR + 0.280%	2.767(c)	05/20/19	7,000	7,001,272

Santander UK PLC	2.580(n)	05/07/19	99,000	98,953,034
Schlumberger Investment SA,
144A	2.620(n)	07/01/19	40,000	39,831,016
144A	2.650(n)	07/15/19	115,000	114,398,642
Toronto-Dominion Bank (The),
144A, 3 Month LIBOR + 0.140%	2.877(c)	05/02/19	32,000	32,000,000
144A, 3 Month LIBOR + 0.190%	2.887(c)	08/09/19	164,000	164,080,506

Total Capital Canada Ltd., 144A	2.550(n)	05/28/19	160,500	160,186,800
Toyota Credit Canada, Inc.	2.540(n)	07/29/19	50,000	49,690,000
Toyota Finance Australia Ltd., 3 Month LIBOR + 0.110%	2.798(c)	08/09/19	42,000	42,016,032
Toyota Industries Commercial Finance, Inc., 144A	2.620(n)	12/03/19	32,000	31,511,606
Toyota Motor Finance (Netherlands) BV,
3 Month LIBOR + 0.110%	2.739(c)	08/13/19	40,000	40,015,516
3 Month LIBOR + 0.110%	2.754(c)	08/16/19	64,000	64,019,328

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
UBS AG,
144A, 3 Month LIBOR + 0.100%	2.701%(c)	06/24/19	50,000	$ 50,006,065
144A, 1 Month LIBOR + 0.260%	2.753(c)	09/03/19	124,000	124,068,915
144A, 1 Month LIBOR + 0.420%	2.903(c)	05/31/19	96,000	96,037,214
Unilever Capital Corp.,
144A	2.610(n)	07/01/19	40,000	39,829,088
144A	2.610(n)	07/08/19	25,000	24,880,880

University of Notre Dame du Lac	2.590(n)	07/08/19	10,000	9,952,543
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.120%	2.708(c)	01/17/20	50,000	50,027,926
144A, 3 Month LIBOR + 0.180%	2.886(c)	11/22/19	145,000	145,138,330

Total Commercial Paper (cost $6,154,028,790)				6,155,674,515
Corporate Bonds 2.8%
Auto Manufacturers 0.4%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	2.744(c)	05/15/19	70,000	70,000,137
Banks 2.3%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN	2.250	06/13/19	13,904	13,898,378
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	3.219(c)	12/05/19	95,000	95,314,173
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.875(c)	09/18/19	39,000	39,036,894
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.600%	3.225(c)	12/19/19	95,000	95,353,142
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.520%	3.128(c)	03/06/20	80,000	80,322,951
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.949(c)	05/28/19	97,000	97,022,504
US Bank NA, Sr. Unsec’d. Notes	2.125	10/28/19	10,000	9,972,704
				430,920,746

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.270%	2.849%(c)	11/01/19	16,000	$ 16,019,996
Total Corporate Bonds (cost $516,871,897)				516,940,879

Repurchase Agreements(m) 17.3%
Amherst Pierpont Securities LLC,
2.44%, dated 04/24/19, due 05/01/19 in the amount of $75,035,583	75,000	75,000,000
2.44%, dated 04/25/19, due 05/02/19 in the amount of $100,047,444	100,000	100,000,000
2.77%, dated 04/30/19, due 05/01/19 in the amount of $250,019,236	250,000	250,000,000
CF Secured LLC,
2.75%, dated 04/30/19, due 05/01/19 in the amount of $200,015,278	200,000	200,000,000
2.77%, dated 04/30/19, due 05/01/19 in the amount of $200,015,389	200,000	200,000,000
Credit Agricole Corporate & Investment Bank,
2.45%, dated 04/25/19, due 05/01/19 in the amount of $200,081,667	200,000	200,000,000
2.44%, dated 04/25/19, due 05/02/19 in the amount of $200,094,889	200,000	200,000,000
2.49%, dated 04/29/19, due 05/06/19 in the amount of $200,096,833	200,000	200,000,000
2.50%, dated 04/30/19, due 05/07/19 in the amount of $200,097,222	200,000	200,000,000
Goldman Sachs & Co.,
2.43%, dated 04/24/19, due 05/01/19 in the amount of $200,094,500	200,000	200,000,000
2.71%, dated 04/30/19, due 05/01/19 in the amount of $150,011,292	150,000	150,000,000
2.70%, dated 04/30/19, due 05/01/19 in the amount of $350,026,250	350,000	350,000,000
Merrill Lynch, 2.75%, dated 04/30/19, due 05/01/19 in the amount of $213,625,317	213,609	213,609,000
NatWest Markets Securities, Inc.,
2.47%, dated 04/26/19, due 05/02/19 in the amount of $100,041,167	100,000	100,000,000

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	PrincipalAmount (000)#	Value
Repurchase Agreements (Continued)
2.49%, dated 04/29/19, due 05/06/19 in the amount of $100,048,417	100,000	$ 100,000,000
2.54%, dated 04/30/19, due 05/07/19 in the amount of $130,064,206	130,000	130,000,000
Nomura Securities International, Inc., 2.77%, dated 04/30/19, due 05/01/19 in the amount of $250,019,236	250,000	250,000,000
TD Securities (USA) LLC, 2.77%, dated 04/30/19, due 05/01/19 in the amount of $50,003,847	50,000	50,000,000
Total Repurchase Agreements (cost $3,168,609,000)		3,168,609,000

	Interest Rate	Maturity Date
Time Deposits 3.2%
Australia & New Zealand Banking Group Ltd.	2.620%	06/10/19	150,000	150,028,545
Australia & New Zealand Banking Group Ltd.	2.630	07/17/19	50,000	50,000,000
Australia & New Zealand Banking Group Ltd.	2.710	09/09/19	50,000	50,025,640
BNP Paribas SA	2.450	05/02/19	5,000	5,000,000
Mizuho Bank Ltd.	2.490	05/06/19	220,000	220,000,000
Northern Trust Co. (The)	2.340	05/01/19	105,729	105,729,000

Total Time Deposits (cost $580,729,000)				580,783,185
U.S. Government Agency Obligations(n) 1.6%
Federal Home Loan Bank	2.413	05/22/19	136,000	135,808,807
Federal Home Loan Bank	2.417	05/01/19	700	700,000
Federal Home Loan Bank	2.419	05/03/19	600	599,920
Federal Home Loan Bank	2.424	05/29/19	113,490	113,277,320
Federal Home Loan Bank	2.427	05/15/19	45,000	44,957,825

Total U.S. Government Agency Obligations (cost $295,343,010)				295,343,872
U.S. Treasury Obligations(n) 8.9%
U.S. Treasury Bills	2.424	05/28/19	110,000	109,803,292
U.S. Treasury Bills	2.424	06/13/19	218,000	217,377,606
U.S. Treasury Bills	2.425	06/06/19	210,000	209,500,164
U.S. Treasury Bills	2.427	05/30/19	210,000	209,594,958

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bills	2.428%	06/20/19	227,000	$ 226,249,561
U.S. Treasury Bills	2.430	05/21/19	455,000	454,394,764
U.S. Treasury Bills	2.442	06/27/19	108,000	107,593,875
U.S. Treasury Bills	2.478	08/15/19	100,000	99,298,486

Total U.S. Treasury Obligations (cost $1,633,750,682)				1,633,812,706

TOTAL INVESTMENTS 100.7% (cost $18,462,179,883)				18,466,036,393
Liabilities in excess of other assets (0.7)%				(123,932,373)

Net Assets 100.0%				$ 18,342,104,020

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.000%-6.500%, maturity dates 05/15/19-04/01/49), FNMA (coupon rates 0.000%-5.500%, maturity dates 12/01/19-02/01/49), GNMA (coupon rates 2.500%-6.500%, maturity dates 08/15/20-03/20/69), TVA (coupon rate 4.700%, maturity date 07/15/33) and U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 06/15/19-11/15/45), with the aggregate value, including accrued interest, of $3,232,293,680.
(n)	Rate shown reflects yield to maturity at purchased date.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$ 6,114,872,236	$—
Commercial Paper	—	6,155,674,515	—
Corporate Bonds	—	516,940,879	—
Repurchase Agreements	—	3,168,609,000	—

PGIM Institutional Money Market Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2019
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Time Deposits	$—	$ 580,783,185	$—
U.S. Government Agency Obligations	—	295,343,872	—
U.S. Treasury Obligations	—	1,633,812,706	—
Total	$—	$18,466,036,393	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GMTN—Global Medium Term Note
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
TVA—Tennessee Valley Authority

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
The Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Portfolio may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date June 17, 2019

* Print the name and title of each signing officer under his or her signature.